Income Tax Reconciliation (unaudited) (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation Details Narrative
Partners equity included in the financial statements	$ 20,059,857	$ 5,090,194
Partners equity for federal income tax purposes	$ 19,170,521	$ 5,067,949